SEGMENT REPORTING	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
11. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker has been identified as the Chief Executive Officer who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company has determined that it has three operating segments: shipping agency service, shipping and chartering services, and inland transportation management services.

Historically, the Company engages primarily in the delivery of shipping agency services but during fiscal 2014, it has expanded its service delivery platform to include shipping and chartering services (launched during the quarter ended September 30, 2013) and inland transportation management services (launched during the quarter ended December 31, 2013). These new services are part of the Company’s strategic initiatives to diversify its service offering, broaden its service platform, and improve its operating profit.

The following tables present summary information by segment for the years ended June 30, 2014 and 2013, respectively:

	For the Year Ended June 30, 2014
	Shipping Agency Service	Shipping & Chartering Services	Inland Transportation Management Services	Total
Revenues	$7,523,983	$1,937,196	$2,183,213	$11,644,392
Cost of revenues	$6,010,058	$1,291,048	$312,353	$7,613,459
Gross profit	$1,513,925	$646,148	$1,870,860	$4,030,933
Depreciation and amortization	$120,095	$875	$34,687	$155,657
Total capital expenditures	$192,434	$-	$10,818	$203,252
Total assets	$3,094,804	$425,410	$2,193,740	$5,713,954

	For the Year Ended June 30, 2013
	Shipping Agency Service	Shipping & Chartering Services	Inland Transportation Management Services	Total
Revenues	$17,331,759	$-	$-	$17,331,759
Cost of revenues	$15,402,743	$-	$-	$15,402,743
Gross profit	$1,929,016	$-	$-	$1,929,016
Depreciation and amortization	$198,825	$-	$-	$198,825
Total capital expenditures	$67,116	$-	$-	$67,116
Total assets	$7,536,205	$-	$-	$7,536,205